Taxation (Details) - Schedule of Effective Tax Rate				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate [Abstract]
Income tax expense computed at applicable tax rates (25%)				25.00%	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption				(16.00%)	(66.00%)	0.00%
Non-deductible expenses				(0.60%)	18.00%	34.00%
Change of valuation allowance				(31.90%)	38.60%	63.00%
Effective tax rate	25.00%	2.50%	5.00%	(23.50%)	15.60%	122.00%